Employee Benefit Plans (Tables)	12 Months Ended
Aug. 31, 2021
Employee Benefit Plans [Abstract]
Accrued Benefit Liabilities Recognized

	2021 $	2020 $
Non-registered plans
Accrued benefit obligation	489	513
Fair value of plan assets	468	445

Accrued benefit liabilities and deficit	21	68

Change In Benefit Obligation And Funding Status And The Fair Value Of Plan Assets

	SERP $	ERP $	2021 Total $	SERP $	ERP $	2020 Total $

Accrued benefit obligation, beginning of year	477	36	513	478	27	505

Current service cost	–	9	9	2	9	11

Interest cost	13	1	14	14	1	15

Payment of benefits to employees	(20)	(2)	(22)	(19)	(2)	(21)

Transfer from DC plan	–	1	1	–	1	1

Remeasurements:

Effect of changes in demographic assumptions	–	–	–	16	–	16

Effect of changes in financial assumptions	(24)	(3)	(27)	13	1	14

Effect of experience adjustments	1	–	1	(27)	(1)	(28)

Accrued benefit obligation, end of year	447	42	489	477	36	513

Fair value of plan assets, beginning of year	415	30	445	417	19	436

Employer contributions	–	10	10	–	12	12

Interest income	11	–	11	12	1	13

Transfer from DC plan	–	1	1	–	1	1

Payment of benefits	(20)	(2)	(22)	(19)	(2)	(21)

Return on plan assets, excluding interest income	22	1	23	5	(1)	4

Fair value of plan assets, end of year	428	40	468	415	30	445

Accrued benefit liability and plan deficit, end of year	19	2	21	62	6	68

Disclosure of fair value of plan assets

	SERP	ERP

Cash and cash equivalents	199	25

Fixed income securities	69	5

Equity securities – Canadian	52	4

Equity securities – Foreign	108	6

	428	40

Significant Weighted-Average Assumptions Used And Cost For The Plans

Accrued benefit obligation	2021 SERP %		2021 ERP %	2020 SERP %		2020 ERP %

Discount rate	3.10		3.10	2.70		2.70

Rate of compensation increase	3.00	(1)	3.00	3.00	(1)	3.00

Benefit cost for the year	2021 SERP %		2021 ERP %	2020 SERP %		2020 ERP %

Discount rate	2.70		2.70	2.90		2.90

Rate of compensation increase	3.00	(1)	3.00	3.00	(1)	3.00

(1)	Applies only to incentive compensation component of eligible pensionable earnings.

Net Pension Benefit Plan Expense

	SERP	ERP	2021 Total	SERP	ERP	2020 Total

Current service cost	–	9	9	2	9	11

Interest cost	13	1	14	14	1	15

Interest income	(11)	–	(11)	(12)	(1)	(13)

Pension expense	2	10	12	4	9	13

Change In Accrued Post-Retirement Obligation

	2021	2020

Accrued benefit obligation and plan deficit, beginning of year	4	4

Current service cost	–	–

Interest cost	–	–

Payment of benefits to employees	–	–

Remeasurements:

Effect of changes in demographic assumptions	1	–

Effect of changes in financial assumptions	(1)	–

Effect of experience adjustments	1	–

Accrued benefit obligation and plan deficit, end of year	5	4